Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 7,780	$ 7,225
Purchased power	3,724	3,579
Related Party [Member]
Purchased power	2,396	2,252
Distribution [Member]
Revenues	5,660	5,359
Distribution [Member] | Related Party [Member]
Revenues	287	286
Transmission [Member]
Revenues	2,077	1,824
Transmission [Member] | Related Party [Member]
Revenues	$ 2,064	$ 1,833